TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
TAXES
Income tax payable	$ 3,930,824	$ 3,260,835
Value added tax payable	9,823	9,441
Other taxes payable	7,001	4,605
Total taxes payable	$ 3,947,648	$ 3,274,881